Variable Interest Entities (Details 3) (USD $) In Billions	Mar. 31, 2011	Dec. 31, 2010
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	$ 2.9	$ 4.1
Par value of collateral held by VIEs	28.6	27.8
Trading assets [Member] | Credit linked notes [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Credit linked notes [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.6	3.8
Par value of collateral held by VIEs	20.9	20.2
Credit linked notes [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.6	3.8
Trading assets [Member] | Managed structure [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Managed structure [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.1	2.8
Par value of collateral held by VIEs	10.1	10.7
Managed structure [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.1	2.8
Trading assets [Member] | Static structure [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Static structure [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0.5	1.0
Par value of collateral held by VIEs	10.8	9.5
Static structure [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0.5	1.0
Trading assets [Member] | Non Consolidated Asset Swap VIE [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Non Consolidated Asset Swap VIE [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0.3	0.3
Par value of collateral held by VIEs	7.7	7.6
Non Consolidated Asset Swap VIE [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0.3	0.3
Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.9	4.1
Trading assets [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	$ 0	$ 0